Intangible assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Intangible assets	$ 4,933,871	$ 5,355,687
Accumulated depreciation and amortisation [member]
Statement [Line Items]
Begining balance	958,884	14,225,775
Amortization	421,816	2,364,983
Impairment		(15,631,874)
Ending balance	1,380,700	958,884
Innovet [Member]
Statement [Line Items]
Intangible assets	0	0
Innovet [Member] | Accumulated depreciation and amortisation [member]
Statement [Line Items]
Begining balance	0	229,933
Amortization	0	39,971
Impairment		(269,904)
Ending balance	0	0
Prismic [Member]
Statement [Line Items]
Intangible assets	0	0
Prismic [Member] | Accumulated depreciation and amortisation [member]
Statement [Line Items]
Begining balance	0	13,457,622
Amortization	0	1,904,348
Impairment		(15,361,970)
Ending balance	0	0
Lucid [Member]
Statement [Line Items]
Intangible assets	5,355,687	4,933,871
Lucid [Member] | Accumulated depreciation and amortisation [member]
Statement [Line Items]
Begining balance	958,884	538,220
Amortization	421,816	420,664
Impairment		0
Ending balance	1,380,700	958,884
Costs [Member] | Innovet [Member]
Statement [Line Items]
Begining balance	0	750,000
Impairment		(750,000)
Ending balance	0	0
Cost [Member]
Statement [Line Items]
Begining balance	6,314,571	26,266,064
Impairment		(19,951,493)
Ending balance	6,314,571	6,314,571
Cost [Member] | Prismic [Member]
Statement [Line Items]
Begining balance	0	19,201,493
Impairment		(19,201,493)
Ending balance	0	0
Cost [Member] | Lucid [Member]
Statement [Line Items]
Begining balance	6,314,571	6,314,571
Impairment		0
Ending balance	$ 6,314,571	$ 6,314,571